Business Combinations - Additional Information (Detail) ¥ in Thousands, $ in Thousands			5 Months Ended		12 Months Ended
	Jul. 17, 2018 CNY (¥) shares	Jul. 17, 2018 USD ($) shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Business Acquisition [Line Items]
Revenues					¥ 24,989,116	$ 3,634,516	¥ 17,378,350	¥ 11,237,407
Net loss					(9,109,776)	(1,324,961)	¥ (3,736,932)	¥ (3,074,022)
Class A Ordinary Shares
Business Acquisition [Line Items]
Net loss					¥ (3,841,616)	$ (558,740)
Skymoons
Business Acquisition [Line Items]
Date of acquisition	Jul. 17, 2018	Jul. 17, 2018
Business acquisition, ownership percentage	100.00%
Control obtained date	Jul. 17, 2018	Jul. 17, 2018
Payment for the acquisition	¥ 1,157,000	$ 168,300
Consideration transferred	1,242,900	180,800
Earn-Out Not Contingent on the Continued Employment	85,900	12,500
Earn-Out is Contingent on the continued Employment	¥ 1,018,600	$ 148,100
Contingent consideration, term	3 years	3 years
Accounts receivable	¥ 97,819
Gross contractual accounts receivable acquired	101,750
Contractual cash flows not expected to be collected	3,931
Revenues			¥ 375,200	$ 54,600
Net loss			¥ 237,900	$ 34,600
Skymoons | Maximum [Member]
Business Acquisition [Line Items]
Earn-Out payable	¥ 130,000
Skymoons | Class A Ordinary Shares
Business Acquisition [Line Items]
Issuance of ordinary shares | shares	23,777,706	23,777,706